Options (Tables)	12 Months Ended
Nov. 30, 2022
Options
Schedule Of Share-based Compensation, Stock Options, Activity
	November 30, 2022			November 30, 2021			November 30, 2020
		Weighted			Weighted			Weighted
		average	Weighted		average	Weighted		average	Weighted
		exercise	average		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value	options	share	fair value
		$	$		$	$		$	$
Outstanding,
beginning of year	1,489,500	2.40	1.80	1,697,638	2.92	1.99	2,353,829	8.35	4.30
Granted	-	-	-	-	-	-	-	-	-
Cancelled	-	-	-	(156,572)	1.05	0.57	(101,182)	1.53	0.78
Forfeiture	-	-	-	(6,666)	0.35	0.22	(225,315)	0.35	0.22
Expired	(180,500)	17.16	12.81	(44,900)	27.60	13.74	(329,694)	42.84	19.68
Balance,
end of year	1,309,000	0.35	0.27	1,489,500	2.40	1.80	1,697,638	2.92	1.99

Options
exercisable,
end of year	1,309,000	0.35	0.27	1,489,500	2.40	1.80	1,231,309	3.90	2.64

Schedule Of Share-based Compensation, Shares Authorized Under Stock Option Plans, By Exercise Price Range
	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted
		average	average	average		average	average
		exercise	remaining	grant		exercise	grant
Exercise	Number	price per	contract	date	Number	price per	date
price	outstanding	share	life (years)	fair value	exercisable	share	fair value
$	$	$	$	$	$	$	$
Under 0 - 1.00	1,309,000	0.35	6.27	0.27	1,309,000	0.35	0.27

	1,309,000	0.35	0.27		1,309,000	0.35	0.27

Schedule Of Employee Service Share-based Compensation, Allocation Of Recognized Period Costs
	November 30,	November 30,	November 30,
	2022	2021	2020
		$	$
Research and development	-	9,719	60,446
Selling, general and administrative	-	2,266	11,199
	-	11,985	71,645